Derivative Instruments and Hedging Activities - Summary Of Balance Sheet Locations And Related Fair Values Of Outstanding Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Net Assets Recognized in Balance Sheet	$ 6,463	$ 275
Net Liabilities Recognized in Balance Sheet	1,835	23,978
Prepayment and other
Derivative [Line Items]
Net Assets Recognized in Balance Sheet	6,463	275
Accrued liabilities
Derivative [Line Items]
Net Liabilities Recognized in Balance Sheet	1,835	23,978
Derivatives designated as cash flow hedging instruments:
Derivative [Line Items]
Gross Assets	0	0
Gross Liabilities Offset in Balance Sheet	0	0
Net Assets Recognized in Balance Sheet	0	0
Gross Liabilities	238	359
Gross Assets Offset in Balance Sheet	0	0
Net Liabilities Recognized in Balance Sheet	238	359
Derivatives designated as cash flow hedging instruments: | Commodity forward contracts
Derivative [Line Items]
Gross Assets	0
Gross Liabilities Offset in Balance Sheet	0
Net Assets Recognized in Balance Sheet	0
Gross Liabilities	238
Gross Assets Offset in Balance Sheet	0
Net Liabilities Recognized in Balance Sheet	238
Derivatives designated as cash flow hedging instruments: | Commodity price swaps
Derivative [Line Items]
Gross Assets		0
Gross Liabilities Offset in Balance Sheet		0
Net Assets Recognized in Balance Sheet		0
Gross Liabilities		359
Gross Assets Offset in Balance Sheet		0
Net Liabilities Recognized in Balance Sheet		359
Derivatives not designated as hedging instruments:
Derivative [Line Items]
Gross Assets	7,780	275
Gross Liabilities Offset in Balance Sheet	(1,317)	0
Net Assets Recognized in Balance Sheet	6,463	275
Gross Liabilities	1,597	23,619
Gross Assets Offset in Balance Sheet	0	0
Net Liabilities Recognized in Balance Sheet	1,597	23,619
Derivatives not designated as hedging instruments: | Commodity forward contracts
Derivative [Line Items]
Gross Assets	286	275
Gross Liabilities Offset in Balance Sheet	0	0
Net Assets Recognized in Balance Sheet	286	275
Gross Liabilities	328	196
Gross Assets Offset in Balance Sheet	0	0
Net Liabilities Recognized in Balance Sheet	328	196
Derivatives not designated as hedging instruments: | NYMEX futures contracts
Derivative [Line Items]
Gross Assets	0	0
Gross Liabilities Offset in Balance Sheet	0	0
Net Assets Recognized in Balance Sheet	0	0
Gross Liabilities	1,269	418
Gross Assets Offset in Balance Sheet	0	0
Net Liabilities Recognized in Balance Sheet	1,269	418
Derivatives not designated as hedging instruments: | Foreign currency forward contracts
Derivative [Line Items]
Gross Assets	7,494	0
Gross Liabilities Offset in Balance Sheet	(1,317)	0
Net Assets Recognized in Balance Sheet	6,177	0
Gross Liabilities	0	23,005
Gross Assets Offset in Balance Sheet	0	0
Net Liabilities Recognized in Balance Sheet	$ 0	$ 23,005